Share-based compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Share based compensation weighted average fair value of the options granted			$ 1.50
Share-based compensation expense	$ 815	$ 913	$ 1,578	$ 993
General and Administrative [Member]
Share-based compensation expense	700	792	1,396	599
Research and Development [Member]
Share-based compensation expense	113	121	$ 180	394
Restricted Stock Units [Member]
Unrecognized compensation expense related to stock options weighted average period			1 year 2 months 12 days
The total fair value of restricted stock units and performance stock units vested			$ 60	$ 0
Total unrecognized compensation expense related to non-vested restricted stock units	100		100
Performance stock units [Member]
The total fair value of restricted stock units and performance stock units vested			$ 60
Renalytix AI plc Share Option Plan [Member]
Share based Compensation options vested			2,299,799
Share based compensation weighted average fair value of the options granted			$ 1.16	$ 7.10
Unrecognized compensation expense related to stock options	3,800		$ 3,800
Unrecognized compensation expense related to stock options weighted average period			2 years 1 month 24 days
Share based compensation weighted aggregate intrinsic value of the options outstanding	$ 0	$ 18,000	$ 0	$ 18,000
Equity Incentive Plan [Member]
Common stock reserved for future issuance	10,739,229		10,739,229
Equity Incentive Plan [Member] | Restricted Stock [Member]
Share based Compensation options granted			962,600
Share based Compensation options granted percentage			25.00%
Share based Payment terms of award description			The options granted as of December 31, 2022 consist of 2,299,799 options which vest equally over twelve quarters following the grant date, 962,600 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary
Equity Incentive Plan [Member] | Restricted Stock [Member] | 1/12th on the one year anniversary [Member]
Share based Compensation options granted			500,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | 1/12th [Member]
Share based Compensation options granted percentage			0.08%
Share based Payment terms of award description			500,000 which vest 1/12th immediately and the remainder equally over the remaining eleven quarters, 475,300 which vest 25% on the one year anniversary, 50% on 2nd anniversary and 25% on the third anniversary and 40,000 which vest in eight equal quarterly instalments commencing on the Vesting Commencement date.
Equity Incentive Plan [Member] | Restricted Stock [Member] | Vest in eight equal quarterly instalments [Member]
Share based Compensation options granted			40,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Twenty five percent vest on first and third year anniversary and fifty percent vest on second year anniversary [Member]
Share based Compensation options granted			475,300
Equity Incentive Plan [Member] | Restricted Stock [Member] | Twenty five percent vest on one year anniversary [Member]
Share based Compensation options granted percentage			25.00%
Equity Incentive Plan [Member] | Restricted Stock [Member] | Fifty percent vest on second year anniversary [Member]
Share based Compensation options granted percentage			50.00%
Equity Incentive Plan [Member] | Restricted Stock [Member] | Twenty five percent vest on third year anniversary [Member]
Share based Compensation options granted percentage			25.00%
Employee Share Purchase Plan Member [Member]
Share based compensation,number of shares authorized for issuance	850,000		850,000
Share based compensation,purchase price of common stock at lower of the fair market value on the first day of offering period or purchase date percent			85.00%
Share based compensation,Employees may contribute upto their eligible compensation for purchase of common stock ,Percentage	15.00%		15.00%
Share based compensation,Purchase of Maximum number of shares worth of common stock for each calender year in which rights is outstanding			25,000
Share based compensation, number of shares purchased			131,412
Employee Share Purchase Plan Member [Member] | General and Administrative [Member]
Share-based compensation expense	$ 20		$ 50
Employee Share Purchase Plan Member [Member] | Maximum [Member]
Share based compensation,increase in number of shares for a period			10 years
Employee Share Purchase Plan Member [Member] | Minimum [Member]
Increase in number of shares percentage of the total number of shares common stock outstanding during preceding calendar year End			1.00%
Share based compensation,Minimum number of shares to be added for each preceding calendar year end			2,000,000